Vessel Charters - Schedule of Estimated Minimum Hire Payments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases, Remainder of 2013	$ 535.8
Operating leases, 2014	1,226.8
Operating leases, 2015	1,175.8
Operating leases, 2016	1,089.0
Operating leases, 2017	1,106.9
Direct financing leases, Remainder of 2013	25.0
Direct financing leases, 2014	48.7
Direct financing leases, 2015	47.8
Direct financing leases, 2016	48.0
Direct financing leases, 2017	42.9
Future minimum payments, Remainder of 2013	560.8
Future minimum payments, 2014	1,275.5
Future minimum payments, 2015	1,223.6
Future minimum payments, 2016	1,137.0
Future minimum payments, 2017	1,149.8
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases, Remainder of 2013	42.7
Operating leases, 2014	40.7
Operating leases, 2015	15.9
Operating leases, 2016	9.1
Operating leases, 2017	9.1
Capital leases, Remainder of 2013	81.5
Capital leases, 2014	60.0
Capital leases, 2015	31.8
Capital leases, 2016	31.7
Capital leases, 2017	55.0
Future minimum payments, Remainder of 2013	124.2
Future minimum payments, 2014	100.7
Future minimum payments, 2015	47.7
Future minimum payments, 2016	40.8
Future minimum payments, 2017	$ 64.1